Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended
	Oct. 26, 2017	Aug. 31, 2016	Aug. 31, 2018	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2026
PGIM Jennison Blend Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		$ 9,449.94			$ 11,085.45		$ 13,402.78		$ 12,773.98		$ 15,760.79		$ 21,369.35		$ 16,957.39		$ 19,370.34		$ 24,560.40		$ 27,180.41	$ 32,500.86
PGIM Jennison Blend Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.01			11,650.89		13,980.06		13,197.82		16,112.31		21,616.40		16,984.58		19,198.91		24,117.94		26,442.49	31,335.52
PGIM Jennison Blend Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		9,999.99			11,767.06		14,266.85		13,635.61		16,864.83		22,929.57		18,250.02		20,912.54		26,598.51		29,502.70	35,384.16
PGIM Jennison Blend Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value	$ 10,000.00		$ 11,724.88			$ 11,206.10		$ 13,860.99		$ 18,845.53		$ 14,999.48		$ 17,187.77		$ 21,860.99		$ 24,257.28		$ 29,091.06
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value	10,000	10,000	11,456.953675952505		11,623.407621760914	11,791.675821227993	13,908.75208720522	14,378.383596972311	14,315.105073209346	18,859.506152787402	17,455.370644011924	16,742.03430746178	22,895.457464999603	19,411.47044535758	20,324.844736584037	24,678.844225194352	23,565.54261359037	28,597.74683797533	29,960.13912908198	34,425.911204176584	34,717.69043257365	41,793.08722527625
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Accumulated Value	$ 10,000	$ 10,000	$ 11,487.863515111105		$ 11,606.271199008286	$ 11,638.346960737203	$ 13,956.345026132283	$ 14,133.782703462339	$ 14,139.163953700187	$ 18,804.010146010547	$ 17,170.812281537925	$ 16,306.470233109972	$ 22,844.565756496737	$ 18,712.871646952073	$ 19,810.36112000131	$ 23,605.236843408373	$ 22,733.843659533217	$ 27,344.288040400716	$ 28,677.46725723447	$ 32,841.56852965699	$ 33,219.95581543818	$ 39,898.47729269685